Property and Equipment, Net - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 3,700	$ 3,300	$ 800
Impairment loss	7,446
Fexible GMP modular facility [Member]
Property, Plant and Equipment [Line Items]
Impairment loss	$ 6,700